Right-of-Use Assets and Leases - Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	¥ 22,821		¥ 929	¥ 883
Additions	3,582		22,801	527
Depreciation	(2,019)		(909)	(481)
Exchange difference	(47)
Net book amount, Ending balance	24,337	$ 3,494	22,821	929
Cost	28,473
Accumulated deprecation	4,136
Net Book value	24,337		22,821	929
Land use Rights
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	21,987
Additions			22,284
Depreciation	(446)		(297)
Exchange difference	1
Net book amount, Ending balance	21,542		21,987
Cost	22,284
Accumulated deprecation	(742)
Net Book value	21,542		21,987
Office Rent
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	834		929	883
Additions	3,582		517	527
Depreciation	(1,573)		(612)	(481)
Exchange difference	(48)
Net book amount, Ending balance	2,795		834	929
Cost	6,189
Accumulated deprecation	3,394
Net Book value	¥ 2,795		¥ 834	¥ 929